Cash due from banks	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash due from banks
Note 3: Cash due from banks

In 2019, the classification of certain interest bearing and non-interest bearing cash items was amended and the 2018 classification presented below was revised accordingly.

	December 31, 2019	December 31, 2018
Non-interest bearing
Cash and demand deposits with banks	88,031	91,722

Interest bearing¹
Demand deposits with banks	839,320	520,048
Cash equivalents	1,622,719	1,442,113
Sub-total - Interest bearing	2,462,039	1,962,161

Total cash due from banks	2,550,070	2,053,883
¹ Interest bearing cash due from banks includes certain demand deposits with banks as at December 31, 2019 in the amount of $439.5 million (December 31, 2018: $236.7 million) that are earning interest at a negligible rate.